Putnam Sustainable Future ETF
The fund's portfolio
5/31/24 (Unaudited)

COMMON STOCKS (95.9%)(a)
	Shares	Value
Beverages (1.3%)
Vita Coco Co., Inc. (The)(NON)	114,173	$3,323,576

		3,323,576
Biotechnology (4.5%)
Ascendis Pharma A/S ADR (Denmark)(NON)	8,947	1,208,740
Compass Pathways PLC ADR (United Kingdom)(NON)	100,508	741,749
Exact Sciences Corp.(NON)	68,629	3,119,188
Regeneron Pharmaceuticals, Inc.(NON)	4,689	4,595,970
Rocket Pharmaceuticals, Inc.(NON)	41,600	886,912
Twist Bioscience Corp.(NON)	24,729	1,036,145

		11,588,704
Capital markets (3.2%)
KKR & Co., Inc.	12,710	1,307,096
MSCI, Inc.	9,379	4,644,293
TPG, Inc.	57,626	2,415,682

		8,367,071
Chemicals (1.3%)
Ecolab, Inc.	14,250	3,308,850

		3,308,850
Commercial services and supplies (4.5%)
Casella Waste Systems, Inc. Class A(NON)	52,876	5,318,797
Cintas Corp.	9,255	6,274,612

		11,593,409
Construction and engineering (1.6%)
Quanta Services, Inc.	14,660	4,045,280

		4,045,280
Consumer finance (1.2%)
Capital One Financial Corp.	23,154	3,186,685

		3,186,685
Consumer staples distribution and retail (1.6%)
Sprouts Farmers Market, Inc.(NON)	51,792	4,090,532

		4,090,532
Containers and packaging (1.2%)
Graphic Packaging Holding Co.	113,504	3,214,433

		3,214,433
Electric utilities (3.7%)
Constellation Energy Corp.	24,257	5,269,833
NextEra Energy, Inc.	54,385	4,351,888

		9,621,721
Electrical equipment (2.2%)
Nextracker, Inc. Class A(NON)	24,919	1,374,781
Regal Rexnord Corp.	19,743	2,952,368
Vertiv Holdings Co. Class A	14,836	1,454,967

		5,782,116
Electronic equipment, instruments, and components (0.9%)
Trimble Inc.(NON)	43,188	2,404,708

		2,404,708
Financial services (1.4%)
Mastercard, Inc. Class A	8,206	3,668,656

		3,668,656
Food products (1.1%)
Darling Ingredients, Inc.(NON)	67,969	2,745,948

		2,745,948
Ground transportation (0.8%)
Uber Technologies, Inc.(NON)	33,007	2,130,932

		2,130,932
Health care equipment and supplies (10.6%)
Dexcom, Inc.(NON)	55,097	6,543,873
Haemonetics Corp.(NON)	31,860	2,678,789
IDEXX Laboratories, Inc.(NON)	10,119	5,028,637
Intuitive Surgical, Inc.(NON)	11,969	4,812,974
Penumbra, Inc.(NON)	14,682	2,781,799
ResMed, Inc.	26,195	5,404,814

		27,250,886
Health care providers and services (1.1%)
HealthEquity, Inc.(NON)	35,074	2,864,844

		2,864,844
Hotels, restaurants, and leisure (3.3%)
CAVA Group, Inc.(NON)	20,960	1,939,848
Chipotle Mexican Grill, Inc.(NON)	1,205	3,771,072
First Watch Restaurant Group, Inc.(NON)	142,806	2,810,422

		8,521,342
Interactive media and services (2.0%)
Pinterest, Inc. Class A(NON)	121,852	5,055,639

		5,055,639
IT Services (1.7%)
Gartner, Inc.(NON)	10,614	4,454,377

		4,454,377
Life sciences tools and services (7.7%)
Danaher Corp.	21,038	5,402,558
ICON PLC (Ireland)(NON)	13,758	4,468,874
Mettler-Toledo International, Inc.(NON)	3,217	4,516,958
Thermo Fisher Scientific, Inc.	9,687	5,502,022

		19,890,412
Machinery (3.6%)
Federal Signal Corp.	51,681	4,755,686
Xylem, Inc./NY	33,069	4,663,390

		9,419,076
Mortgage real estate investment trusts (REITs) (1.7%)
Hannon Armstrong Sustainable Infrastructure Capital, Inc.(R)	129,074	4,296,873

		4,296,873
Pharmaceuticals (1.0%)
Zoetis, Inc.	15,795	2,678,200

		2,678,200
Professional services (1.1%)
Planet Labs PBC(NON)	615,698	1,145,198
Verra Mobility Corp.(NON)	64,747	1,724,860

		2,870,058
Semiconductors and semiconductor equipment (6.8%)
Applied Materials, Inc.	26,839	5,772,532
ASML Holding NV (NY Reg Shares) (Netherlands)	5,675	5,449,986
First Solar, Inc.(NON)	7,914	2,150,709
NVIDIA Corp.	3,718	4,076,155

		17,449,382
Software (17.8%)
Adobe, Inc.(NON)	6,601	2,935,861
Altair Engineering, Inc. Class A(NON)	38,748	3,383,863
Atlassian Corp. Class A(NON)	9,748	1,529,071
Cadence Design Systems, Inc.(NON)	15,494	4,436,087
CrowdStrike Holdings, Inc. Class A(NON)	19,560	6,135,385
Dynatrace, Inc.(NON)	45,537	2,082,407
Fair Isaac Corp.(NON)	3,807	4,910,764
HubSpot, Inc.(NON)	7,343	4,486,940
Palo Alto Networks, Inc.(NON)	3,944	1,163,125
Roper Technologies, Inc.	10,857	5,784,175
ServiceNow, Inc.(NON)	6,169	4,052,601
Synopsys, Inc.(NON)	4,749	2,663,239
Vertex, Inc. Class A(NON)	69,330	2,291,357

		45,854,875
Specialized REITs (0.8%)
Weyerhaeuser Co.(R)	66,756	2,004,683

		2,004,683
Technology hardware, storage, and peripherals (0.5%)
Seagate Technology Holdings PLC	14,007	1,306,013

		1,306,013
Textiles, apparel, and luxury goods (3.5%)
Levi Strauss & Co. Class A	124,582	2,991,214
Lululemon Athletica, Inc. (Canada)(NON)	9,700	3,026,303
On Holding AG Class A (Switzerland)(NON)	71,552	3,043,822

		9,061,339
Trading companies and distributors (2.1%)
Core & Main, Inc. Class A(NON)	53,369	3,071,920
United Rentals, Inc.	3,402	2,277,333

		5,349,253

Total common stocks (cost $201,631,587)		$247,399,873

SHORT-TERM INVESTMENTS (4.5%)(a)
	Shares	Value
Putnam Government Money Market Fund Class P 5.07%(AFF)	11,501,779	$11,501,779

Total short-term investments (cost $11,501,779)		$11,501,779
TOTAL INVESTMENTS

Total investments (cost $213,133,366)		$258,901,652

Key to holding's abbreviations
ADR	American Depository Receipts: Represents ownership of foreign securities on deposit with a custodian bank.
Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 1, 2023 through May 31, 2024 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Franklin Resources, Inc., references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $258,063,761.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Government Money Market Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 8/31/23	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 5/31/24
Short-term investments
	Putnam Government Money Market Fund Class P*	$4,110,272	$37,305,541	$29,914,034	$228,602	$11,501,779

	Total Short-term investments	$4,110,272	$37,305,541	$29,914,034	$228,602	$11,501,779
* Management fees paid by the fund are reduced by an amount equal to the management fees paid by Putnam Government Money Market Fund with respect to assets invested by the fund in Putnam Government Money Market Fund. There were no realized or unrealized gains or losses during the period.
(R)	Real Estate Investment Trust.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees (Trustees). The Trustees have formed a Pricing Committee to oversee the implementation of these procedures. Under compliance policies and procedures approved by the Trustees, the Trustees have designated the fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The VC is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Trustees.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management, which has been designated as valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.

Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
	Valuation inputs
Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Communication services	$5,055,639	$—	$—
Consumer discretionary	17,582,681	—	—
Consumer staples	10,160,056	—	—
Financials	19,519,285	—	—
Health care	64,273,046	—	—
Industrials	41,190,124	—	—
Information technology	71,469,355	—	—
Materials	6,523,283	—	—
Real estate	2,004,683	—	—
Utilities	9,621,721	—	—

Total common stocks	247,399,873	—	—
Short-term investments	11,501,779	—	—

Totals by level	$258,901,652	$—	$—
* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnam.com